RIGHT-OF-USE ASSETS - Schedule of Right-of-Use Assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 3,034,554
Balance, end of period	2,772,299	R$ 3,034,554
Right-of-use assets | Cost
Changes in property, plant and equipment [abstract]
Balance, beginning of period	21,534,996	17,856,235
Acquisitions	3,170,930	4,223,811
Write-offs	(1,390,282)	(642,066)
Modifications	(2,337,355)	30,768
Transfers	156,729	66,248
Balance, end of period	21,135,018	21,534,996
Right-of-use assets | Cost | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	16,856,505	14,279,939
Acquisitions	1,634,904	2,701,036
Write-offs	(879,183)	(439,430)
Modifications	(740,610)	248,712
Transfers	0	66,248
Balance, end of period	16,871,616	16,856,505
Right-of-use assets | Cost | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,178,896	1,552,036
Acquisitions	1,069,595	744,988
Write-offs	(353,081)	(105,738)
Modifications	(86,016)	(12,390)
Transfers	156,729	0
Balance, end of period	2,966,123	2,178,896
Right-of-use assets | Cost | Restoration
Changes in property, plant and equipment [abstract]
Balance, beginning of period	2,148,670	1,699,610
Acquisitions	450,509	713,649
Write-offs	(156,566)	(56,491)
Modifications	(1,531,091)	(208,098)
Transfers	0	0
Balance, end of period	911,522	2,148,670
Right-of-use assets | Cost | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	350,925	324,650
Acquisitions	15,922	64,138
Write-offs	(1,452)	(40,407)
Modifications	20,362	2,544
Transfers	0	0
Balance, end of period	385,757	350,925
Right-of-use assets | Depreciation
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(10,064,317)	(8,844,677)
Acquisitions	(2,479,628)	(2,052,183)
Write-offs	975,610	621,037
Modifications	558,341	211,506
Transfers	0	0
Balance, end of period	(11,009,994)	(10,064,317)
Right-of-use assets | Depreciation | Aircraft, engines and simulators
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(8,163,584)	(7,417,554)
Acquisitions	(1,543,402)	(1,185,460)
Write-offs	683,500	439,430
Modifications	0	0
Transfers	0	0
Balance, end of period	(9,023,486)	(8,163,584)
Right-of-use assets | Depreciation | Maintenance
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(883,821)	(616,379)
Acquisitions	(487,586)	(362,563)
Write-offs	135,790	95,121
Modifications	5,410	0
Transfers	0	0
Balance, end of period	(1,230,207)	(883,821)
Right-of-use assets | Depreciation | Restoration
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(880,533)	(701,501)
Acquisitions	(389,013)	(445,171)
Write-offs	155,852	54,633
Modifications	552,931	211,506
Transfers	0	0
Balance, end of period	(560,763)	(880,533)
Right-of-use assets | Depreciation | Others
Changes in property, plant and equipment [abstract]
Balance, beginning of period	(136,379)	(109,243)
Acquisitions	(59,627)	(58,989)
Write-offs	468	31,853
Modifications	0	0
Transfers	0	0
Balance, end of period	R$ (195,538)	R$ (136,379)
Right-of-use assets | Depreciation | Weighted rate | Aircraft, engines and simulators
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	9.00%	8.00%
Right-of-use assets | Depreciation | Weighted rate | Maintenance
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	22.00%	23.00%
Right-of-use assets | Depreciation | Weighted rate | Restoration
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	18.00%	26.00%
Right-of-use assets | Depreciation | Weighted rate | Others
Disclosure of detailed information about property and equipment [line items]
Weighted average rate (p.a.)	17.00%	18.00%
Right-of-use assets | Right-of-use assets, net
Changes in property, plant and equipment [abstract]
Balance, beginning of period	R$ 11,470,679	R$ 9,011,558
Acquisitions	691,302	2,171,628
Write-offs	(414,672)	(21,029)
Modifications	(1,779,014)	242,274
Transfers	156,729	66,248
Balance, end of period	R$ 10,125,024	R$ 11,470,679